Financial Assets and Financial Liabilities - Schedule of Principal and Interest Amounts Outstanding for Loans and Bonds (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 2,201	₽ 7,205
Short term borrowings and current portion of long Term Debt	314,836	381,317
Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current part of long-term loans and borrowings	(298,794)	(368,335)
Long term debt	2,201	7,205
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	298,794	368,335
Interest payable	9,750	9,014
Fines and penalties on overdue amounts	3,477	2,097
Short term borrowings and current portion of long Term Debt	₽ 314,836	₽ 381,317
Russian rubles [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	5.80%	7.90%
Russian rubles [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	5.80%	7.80%
Russian rubles [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 158,969	₽ 239,659
Russian rubles [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.80%	7.80%
Short term borrowings and current portion of long Term Debt	₽ 2,644	₽ 1,347
Russian rubles [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 2,432	₽ 6,370
Russian rubles [member] | Corporate lenders [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.30%	9.30%
Long term debt	₽ 47	₽ 43
Russian rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	1.00%
Russian rubles [member] | Bottom of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.90%	8.00%
Russian rubles [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.90%	9.80%
Russian rubles [member] | Top of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.80%	11.90%
U.S. dollars [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	7.20%	8.40%
U.S. dollars [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 29,576	₽ 44,725
U.S. dollars [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.10%	3.20%
U.S. dollars [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.20%	9.00%
Euro [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	4.70%	4.80%
Euro [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	1.80%	1.90%
Euro [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 109,971	₽ 84,743
Euro [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short term borrowings and current portion of long Term Debt	₽ 171	₽ 524
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.30%	0.80%
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.70%	1.70%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.70%	7.00%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.80%	1.90%